Financial instruments and risk management - Summary of Maximum Credit Risk Exposure of Financial Assets (Detail) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	£ 12,303	£ 9,894	£ 7,630
Derivative financial assets
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	2,489	1,592	1,509
Investments
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	5,112	3,268	3,075
Trade and other receivables
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	1,432	1,766	2,518
Contract assets
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	1,721	1,602	0
Cash and cash equivalents
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	£ 1,549	£ 1,666	£ 528